CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities
Net Loss	$ 8,734,669
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of derivative warrant liabilities	(9,028,000)
Interest earned on marketable securities held in Trust Account	(5,729)
Changes in operating assets and liabilities
Related party receivable	(25,000)
Accrued expenses	37,148
Prepaid expenses	64,998
Net cash used in operating activities	(221,914)
Cash Flows from Financing Activities
Payment of offering costs	(25,000)
Net cash provided by financing activities	(25,000)
Net decrease in cash	(246,914)
Cash - beginning of period	1,906,348
Cash - end of period	1,659,434
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (8,734,582)